Employee Benefit Plan, Fully-Benefit Responsive Investment (Details) - EBP 001 - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
EBP, Fully Benefit-Responsive Investment Contract [Line Items]
EBP, Investment, Excluding Plan Interest in Master Trust, Fair and Contract Value	$ 63,672,176,000	$ 59,815,230,000
Investments in fully benefit-responsive investment contracts, at contract value (Note 5)	6,200,583,000	6,936,819,000
EBP, Synthetic Investment Contract
EBP, Fully Benefit-Responsive Investment Contract [Line Items]
Investments in fully benefit-responsive investment contracts, at contract value (Note 5)	$ 6,200,000,000	$ 6,900,000,000
Minimum | EBP, Synthetic Investment Contract
EBP, Fully Benefit-Responsive Investment Contract [Line Items]
EBP, Investment, Interest Rate	0.00%
Maximum | Contract Termination
EBP, Fully Benefit-Responsive Investment Contract [Line Items]
EBP, Investment, Excluding Plan Interest in Master Trust, Fair and Contract Value	$ 0